UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2009

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited)	January 31, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 90.6%
CONSUMER DISCRETIONARY — 14.0%
Auto Components — 0.7%
6,998,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$3,184,090
	Visteon Corp., Senior Notes:
1,031,000	8.250% due 8/1/10	190,735
11,316,000	12.250% due 12/31/16 (a)	1,301,340
	Total Auto Components	4,676,165
Automobiles — 0.8%
	Ford Motor Co., Debentures:
1,985,000	8.875% due 1/15/22	397,000
3,425,000	8.900% due 1/15/32	565,125
	General Motors Corp.:
15,665,000	Notes, 7.200% due 1/15/11	3,250,488
8,845,000	Senior Debentures, 8.375% due 7/15/33	1,282,525
	Total Automobiles	5,495,138
Diversified Consumer Services — 0.4%
590,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	505,925
	Service Corp. International, Senior Notes:
1,200,000	7.625% due 10/1/18	1,110,000
1,090,000	7.500% due 4/1/27	779,350
	Total Diversified Consumer Services	2,395,275
Hotels, Restaurants & Leisure — 3.5%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	670,000
4,130,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	22,715
3,705,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,463,475
2,765,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,032,275
468,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	152,100
4,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	3,810,125
2,310,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,235,850
2,550,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,963,500
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	112,125
	Harrah’s Operating Co. Inc.:
1,318,000	Senior Notes, 10.750% due 2/1/16 (a)	316,320
302,400	Senior Secured Notes, 10.000% due 12/15/18 (a)	110,376
3,725,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	2,011,500
5,865,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,202,325
2,470,000	MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13 (a)	2,260,050
420,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	226,800
4,037,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	3,552,560
1,800,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(e)	1,053,000
	Station Casinos Inc.:
7,305,000	Senior Notes, 6.000% due 4/1/12 (f)	1,424,475
1,450,000	Senior Subordinated Notes, 6.625% due 3/15/18 (f)	50,750
	Total Hotels, Restaurants & Leisure	23,670,321
Household Durables — 1.9%
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(g)	0
6,000,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	4,965,000
4,055,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,588,675

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Household Durables — 1.9% (continued)
5,245,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	$4,064,875
	Total Household Durables	12,618,550
Internet & Catalog Retail — 0.2%
2,330,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	1,409,650
Media — 4.1%
	Affinion Group Inc.:
755,000	Senior Notes, 10.125% due 10/15/13	592,675
6,800,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,454,000
	CCH I LLC/CCH I Capital Corp.:
1,980,000	Senior Notes, 11.000% due 10/1/15 (d)	316,800
14,774,000	Senior Secured Notes, 11.000% due 10/1/15 (d)	2,659,320
	Cengage Learning Acquisitions Inc.:
3,435,000	Senior Notes, 10.500% due 1/15/15 (a)	1,734,675
3,710,000	Senior Subordinated Notes, step bond to yield 13.355% due 7/15/15 (a)	1,233,575
1,100,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(g)	22,000
1,105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	26,244
8,660,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)	7,534,200
3,180,000	CMP Susquehanna Corp., 9.875% due 5/15/14	119,250
3,350,000	Dex Media Inc., Discount Notes, 9.000% due 11/15/13	435,500
4,868,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,423,890
	EchoStar DBS Corp., Senior Notes:
1,940,000	6.625% due 10/1/14	1,770,250
200,000	7.750% due 5/31/15	188,000
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a) (h)	2,261,765
4,930,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	178,712
1,695,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16	186,450
750,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	225,000
2,525,000	Sun Media Corp., 7.625% due 2/15/13	2,057,875
975,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	663,000
	Total Media	28,083,181
Multiline Retail — 1.4%
	Dollar General Corp.:
1,920,000	Senior Notes, 10.625% due 7/15/15	1,920,000
3,130,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	2,895,250
	Neiman Marcus Group Inc.:
8,740,000	Senior Notes, 9.000% due 10/15/15 (b)	3,933,000
1,080,000	Senior Secured Notes, 7.125% due 6/1/28	502,200
	Total Multiline Retail	9,250,450
Specialty Retail — 0.8%
885,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	783,225
3,980,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,029,800
2,350,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,197,250
1,505,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	684,775
	Total Specialty Retail	5,695,050
Textiles, Apparel & Luxury Goods — 0.2%
1,780,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,343,900
	TOTAL CONSUMER DISCRETIONARY	94,637,680

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
CONSUMER STAPLES — 2.3%
Food & Staples Retailing — 0.1%
576,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	$661,387
Food Products — 0.8%
	Dole Food Co. Inc., Senior Notes:
2,245,000	8.625% due 5/1/09	2,127,138
2,715,000	7.250% due 6/15/10	2,307,750
1,150,000	8.875% due 3/15/11	868,250
	Total Food Products	5,303,138
Household Products — 0.4%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	1,018,325
2,100,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,858,500
	Total Household Products	2,876,825
Tobacco — 1.0%
	Alliance One International Inc., Senior Notes:
960,000	8.500% due 5/15/12	763,200
4,025,000	11.000% due 5/15/12	3,521,875
1,970,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	2,159,248
	Total Tobacco	6,444,323
	TOTAL CONSUMER STAPLES	15,285,673
ENERGY — 14.1%
Energy Equipment & Services — 0.8%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	225,419
2,645,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,864,725
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	898,825
1,820,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,319,500
1,320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,273,800
	Total Energy Equipment & Services	5,582,269
Oil, Gas & Consumable Fuels — 13.3%
3,980,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	2,646,700
7,595,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,544,350
	Chesapeake Energy Corp., Senior Notes:
940,000	9.500% due 2/15/15	925,900
2,000,000	6.625% due 1/15/16	1,700,000
1,885,000	6.500% due 8/15/17	1,545,700
2,240,000	7.250% due 12/15/18	1,887,200
6,808,196	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.094% due 4/15/10 (a)(b)(e)	3,778,549
	El Paso Corp.:
3,445,000	Medium-Term Notes, 7.800% due 8/1/31	2,687,100
5,200,000	Notes, 7.875% due 6/15/12	5,083,000
	Enterprise Products Operating LP:
285,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	179,764
4,825,000	Subordinated Notes, 7.034% due 1/15/68 (e)	2,705,706
4,000,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,380,000
153,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)	112,455
1,045,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	950,950
5,415,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	4,061,250
2,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)(h)	1,687,050
1,720,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (a)(h)	1,298,600
	Mariner Energy Inc., Senior Notes:
1,630,000	7.500% due 4/15/13	1,230,650
1,215,000	8.000% due 5/15/17	783,675

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 13.3% (continued)
2,440,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	$1,762,900
		OPTI Canada Inc., Senior Secured Notes:
1,030,000		7.875% due 12/15/14	463,500
455,000		8.250% due 12/15/14	211,575
3,215,000		Parallel Petroleum Corp., 10.250% due 8/1/14	2,073,675
6,067,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (h)	4,845,149
3,435,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	3,177,375
1,610,000		Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14 (a)	1,207,500
2,740,000		Quicksilver Resources Inc., 8.250% due 8/1/15	2,219,400
		SandRidge Energy Inc., Senior Notes:
7,670,000		8.625% due 4/1/15 (b)	5,177,250
2,370,000		8.000% due 6/1/18 (a)	1,884,150
7,887,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	315,480
2,310,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	2,194,500
800,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	580,000
3,725,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	3,361,812
1,205,000		Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	1,201,987
2,000,000		Tesoro Corp., Senior Notes, 6.250% due 11/1/12	1,735,000
230,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)	133,975
2,910,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	305,550
2,515,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,747,925
		Whiting Petroleum Corp., Senior Subordinated Notes:
1,350,000		7.250% due 5/1/12	1,154,250
2,205,000		7.000% due 2/1/14	1,775,025
		Williams Cos. Inc.:
		Notes:
3,080,000		7.875% due 9/1/21	2,931,676
3,899,000		8.750% due 3/15/32	3,575,921
3,975,000		Senior Notes, 7.625% due 7/15/19	3,792,830
		Total Oil, Gas & Consumable Fuels	90,017,004
		TOTAL ENERGY	95,599,273
FINANCIALS — 11.1%
Commercial Banks — 2.3%
5,360,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(h)	3,510,800
4,490,000		HSBK Europe BV, 7.250% due 5/3/17 (a)(h)	2,536,850
		ICICI Bank Ltd., Subordinated Bonds:
1,170,000		6.375% due 4/30/22 (a)(e)	682,969
1,174,000		6.375% due 4/30/22 (a)(e)(h)	664,156
76,695,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (g)	1,397,561
		RSHB Capital, Loan Participation Notes:
1,055,000		6.299% due 5/15/17 (a)(h)	664,650
		Secured Notes:
1,204,000		7.175% due 5/16/13 (a)(h)	969,220
1,320,000		7.125% due 1/14/14 (a)(h)	1,009,800
670,000		7.125% due 1/14/14 (a)	519,478
		TuranAlem Finance BV, Bonds:
3,025,000		8.250% due 1/22/37 (a)(h)	1,315,875
1,059,000		8.250% due 1/22/37 (a)(h)	433,734
2,360,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/44 (e)	2,220,406
		Total Commercial Banks	15,925,499
Consumer Finance — 5.6%
		Ford Motor Credit Co.:
3,325,000		Notes, 7.875% due 6/15/10	2,747,285
		Senior Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Consumer Finance — 5.6% (continued)
4,464,000	7.246% due 6/15/11 (e)	$3,085,740
2,045,000	4.011% due 1/13/12 (e)	1,270,456
20,430,000	12.000% due 5/15/15	15,126,821
	GMAC LLC:
2,389,000	7.500% due 12/31/13 (a)	1,410,609
6,140,000	6.750% due 12/1/14 (a)	3,994,776
259,000	8.000% due 12/31/18 (a)	102,396
1,261,000	8.000% due 11/1/31 (a)	756,693
4,290,000	Debentures, zero coupon bond to yield 27.702% due 6/15/15	836,769
2,390,000	Senior Bonds, zero coupon bond to yield 37.540% due 12/1/12	574,224
3,166,000	Senior Notes, 6.875% due 8/28/12 (a)	2,265,558
6,240,000	SLM Corp., Senior Notes, 1.319% due 7/26/10 (e)	5,509,558
	Total Consumer Finance	37,680,885
Diversified Financial Services — 2.1%
2,390,000	Capmark Financial Group Inc., 5.875% due 5/10/12	907,908
2,325,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	988,125
4,520,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (e)(i)	1,656,490
4,400,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 6.649% due 11/15/14 (e)	374,000
330,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(i)	251,422
	Leucadia National Corp., Senior Notes:
3,670,000	8.125% due 9/15/15	2,991,050
80,000	7.125% due 3/15/17	59,200
	TNK-BP Finance SA:
200,000	7.875% due 3/13/18 (a)	124,000
	Senior Notes:
1,540,000	7.500% due 7/18/16 (a)	977,900
1,390,000	7.875% due 3/13/18 (a)	854,850
4,000,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.653% due 10/1/15	3,400,000
1,635,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,463,325
	Total Diversified Financial Services	14,048,270
Insurance — 0.4%
6,510,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(e)	2,419,227
Real Estate Investment Trusts (REITs) — 0.3%
2,500,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,175,000
Real Estate Management & Development — 0.3%
2,495,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)(d)	386,725
	Realogy Corp.:
4,100,000	10.500% due 4/15/14	943,000
350,231	11.000% due 4/15/14 (b)	47,281
4,695,000	Senior Subordinated Notes, 12.375% due 4/15/15	563,400
	Total Real Estate Management & Development	1,940,406
Thrifts & Mortgage Finance — 0.1%
1,370,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (g)	945,300
	TOTAL FINANCIALS	75,134,587

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
HEALTH CARE — 7.7%
Health Care Equipment & Supplies — 1.1%
2,885,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	$3,216,775
4,420,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	3,955,900
	Total Health Care Equipment & Supplies	7,172,675
Health Care Providers & Services — 6.6%
890,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	861,075
6,175,000	CRC Health Corp., 10.750% due 2/1/16	3,674,125
2,350,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	2,285,375
	HCA Inc.:
1,325,000	Debentures, 7.500% due 11/15/95	539,552
	Senior Secured Notes:
1,245,000	9.250% due 11/15/16	1,192,088
17,535,000	9.625% due 11/15/16 (b)	14,773,237
2,250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,991,250
	Tenet Healthcare Corp., Senior Notes:
3,960,000	6.375% due 12/1/11	3,544,200
2,240,000	6.500% due 6/1/12	1,982,400
3,750,000	7.375% due 2/1/13	3,056,250
985,000	9.875% due 7/1/14	797,850
1,470,000	6.875% due 11/15/31	727,650
	Universal Hospital Services Inc., Senior Secured Notes:
1,010,000	5.943% due 6/1/15 (e)	681,750
4,840,000	8.500% due 6/1/15 (b)	4,114,000
8,652,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(e)	4,369,260
	Total Health Care Providers & Services	44,590,062
Pharmaceuticals — 0.0%
11,725,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	58,625
	TOTAL HEALTH CARE	51,821,362
INDUSTRIALS — 12.2%
Aerospace & Defense — 0.5%
1,160,000	BE Aerospace Inc., 8.500% due 7/1/18	1,093,300
8,775,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	2,237,625
106,119	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (c)(d)(g)	0
	Total Aerospace & Defense	3,330,925
Airlines — 2.2%
	Continental Airlines Inc., Pass-Through Certificates:
957,295	8.312% due 10/2/12	727,544
1,930,000	7.339% due 4/19/14	1,215,900
8,570,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	3,042,350
	Delta Air Lines Inc.:
1,810,287	8.954% due 8/10/14	1,013,761
	Pass-Through Certificates:
1,559,796	6.619% due 3/18/11	1,419,414
6,135,000	7.111% due 9/18/11	5,429,475
2,135,000	7.711% due 9/18/11	1,547,875
	United Airlines Inc., Pass-Through Certificates:
397,660	7.811% due 10/1/09	391,695
185,000	6.831% due 3/1/10	170,200
167,472	8.030% due 7/1/11	167,472
	Total Airlines	15,125,686

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Building Products — 2.0%
	Associated Materials Inc.:
9,230,000	Senior Discount Notes, step bond to yield 14.852% due 3/1/14	$4,199,650
3,195,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,859,525
	GTL Trade Finance Inc.:
2,360,000	7.250% due 10/20/17 (a)(h)	2,063,091
2,302,000	7.250% due 10/20/17 (a)(h)	2,050,506
2,170,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	1,269,450
7,315,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.600% due 3/1/14	877,800
	Total Building Products	13,320,022
Commercial Services & Supplies — 2.9%
	DynCorp International LLC/DIV Capital Corp.:
3,640,000	9.500% due 2/15/13 (a)	3,194,100
8,428,000	Senior Subordinated Notes, 9.500% due 2/15/13	7,332,360
1,500,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,147,500
5,715,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	3,643,312
	US Investigations Services Inc.:
4,775,000	11.750% due 5/1/16 (a)	3,270,875
1,060,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	832,100
	Total Commercial Services & Supplies	19,420,247
Construction & Engineering — 1.1%
3,935,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	3,807,113
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(h)	3,412,750
	Total Construction & Engineering	7,219,863
Electrical Equipment — 0.1%
890,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	404,950
Industrial Conglomerates — 0.2%
	Sequa Corp., Senior Notes:
1,940,000	11.750% due 12/1/15 (a)	785,700
2,073,159	13.500% due 12/1/15 (a)(b)	735,971
	Total Industrial Conglomerates	1,521,671
Machinery — 0.1%
1,390,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	973,000
Road & Rail — 2.0%
10,510,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	5,530,888
	Kansas City Southern de Mexico, Senior Notes:
7,415,000	9.375% due 5/1/12 (h)	7,099,862
1,100,000	7.625% due 12/1/13 (h)	929,500
280,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	291,200
	Total Road & Rail	13,851,450
Trading Companies & Distributors — 1.0%
1,660,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,004,300
1,410,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	867,150
3,045,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,827,000
6,680,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	3,373,400
	Total Trading Companies & Distributors	7,071,850
Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
5,465,000	9.899% due 5/15/15 (a)(e)	464,525

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Transportation Infrastructure — 0.1% (continued)
2,810,000	12.500% due 5/15/17 (a)	$266,950
	Total Transportation Infrastructure	731,475
	TOTAL INDUSTRIALS	82,971,139
INFORMATION TECHNOLOGY — 1.3%
Communications Equipment — 0.3%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,074,000
Electronic Equipment, Instruments & Components — 0.0%
780,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.844% due 10/15/13 (e)	190,125
IT Services — 0.6%
3,285,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	1,667,138
	First Data Corp.:
3,100,000	5.625% due 11/1/11	1,565,500
	Senior Notes:
550,000	9.875% due 9/24/15 (a)	310,750
440,000	9.875% due 9/24/15	248,600
	Total IT Services	3,791,988
Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc., Senior Notes:
2,180,000	8.875% due 12/15/14	490,500
1,210,000	9.125% due 12/15/14 (b)	166,375
	Total Semiconductors & Semiconductor Equipment	656,875
Software — 0.3%
4,200,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,205,000
	TOTAL INFORMATION TECHNOLOGY	8,917,988
MATERIALS — 7.0%
Chemicals — 0.7%
	Georgia Gulf Corp., Senior Notes:
2,000,000	9.500% due 10/15/14	310,000
5,905,000	10.750% due 10/15/16	206,675
600,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	315,000
2,335,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (g)	2,199,878
4,810,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	793,650
1,215,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	650,025
	Total Chemicals	4,475,228
Containers & Packaging — 0.6%
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	990,000
1,205,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	885,675
2,100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(g)	0
2,740,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	1,849,500
	Total Containers & Packaging	3,725,175
Metals & Mining — 3.7%
	Evraz Group SA, Notes:
1,590,000	8.875% due 4/24/13 (a)(h)	993,750
680,000	9.500% due 4/24/18 (a)	411,400
4,360,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 6.875% due 2/1/14	4,037,138
1,173,092	Metals USA Holdings Corp., 7.435% due 7/1/12 (b)(e)	316,735
5,395,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,641,625
9,050,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(d)(e)	1,402,750
5,550,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,135,750
9,330,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	5,877,900
	Vale Overseas Ltd., Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Metals & Mining — 3.7% (continued)
1,284,000	8.250% due 1/17/34 (h)	$1,313,880
3,268,000	6.875% due 11/21/36 (h)	2,822,359
2,070,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)(h)	1,397,250
	Total Metals & Mining	25,350,537
Paper & Forest Products — 2.0%
	Abitibi-Consolidated Co. of Canada:
3,546,000	15.500% due 7/15/10 (a)	1,010,610
8,135,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	5,897,875
	Appleton Papers Inc.:
1,470,000	Senior Notes, 8.125% due 6/15/11	995,925
4,900,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,114,750
	NewPage Corp.:
5,535,000	Senior Secured Notes, 9.443% due 5/1/12 (e)	1,909,575
520,000	Senior Subordinated Notes, 12.000% due 5/1/13	127,400
3,141,020	Newpage Holding Corp., 10.265% due 11/1/13 (b)(e)	1,044,389
1,935,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,112,625
1,720,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	490,200
	Total Paper & Forest Products	13,703,349
	TOTAL MATERIALS	47,254,289
TELECOMMUNICATION SERVICES — 11.3%
Diversified Telecommunication Services — 7.3%
	Axtel SAB de CV, Senior Notes:
4,740,000	7.625% due 2/1/17 (a)(h)	3,092,850
370,000	7.625% due 2/1/17 (a)(h)	242,350
1,305,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	939,600
	Frontier Communications Corp.:
380,000	Debentures, 7.050% due 10/1/46	212,800
1,780,000	Senior Notes, 7.875% due 1/15/27	1,328,325
5,441,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	54,410
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,850,406
4,290,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	4,032,600
1,620,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 12.019% due 2/1/15 (a)	1,304,100
	Intelsat Jackson Holdings Ltd., Senior Notes:
2,915,000	9.500% due 6/15/16 (a)	2,725,525
5,755,000	11.500% due 6/15/16 (a)	5,380,925
1,900,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,790,750
	Level 3 Financing Inc., Senior Notes:
1,660,000	12.250% due 3/15/13	1,269,900
5,840,000	9.250% due 11/1/14	4,263,200
4,915,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,005,725
2,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	2,167,200
5,495,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	2,115,575
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(h)	1,381,950
700,000	Vimpel Communications, Loan Participation Notes,, 8.375% due 4/30/13 (a)	514,500
3,605,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	3,046,225
3,770,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	3,374,150
4,370,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	4,326,300
	Total Diversified Telecommunication Services	49,419,366
Wireless Telecommunication Services — 4.0%
3,130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	3,646,450
210,000	iPCS Inc., Senior Secured Notes, 5.318% due 5/1/13 (e)	150,150

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Wireless Telecommunication Services — 4.0% (continued)
4,995,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	$4,651,594
4,020,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	1,890,260
	Sprint Capital Corp., Senior Notes:
3,450,000	7.625% due 1/30/11	2,873,357
5,330,000	8.375% due 3/15/12	4,266,718
3,225,000	6.875% due 11/15/28	1,833,787
3,790,000	8.750% due 3/15/32	2,344,426
14,185,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)(h)	5,603,075
	Total Wireless Telecommunication Services	27,259,817
	TOTAL TELECOMMUNICATION SERVICES	76,679,183
UTILITIES — 9.6%
Electric Utilities — 1.2%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(h)	2,779,200
202,000	Enersis SA, Notes, 7.375% due 1/15/14	206,698
1,665,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	1,665,000
6,030,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	3,467,250
	Total Electric Utilities	8,118,148
Gas Utilities — 0.2%
1,887,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,750,192
Independent Power Producers & Energy Traders — 8.2%
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	1,914,250
7,290,000	8.000% due 10/15/17	6,889,050
3,975,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	2,245,875
4,100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	3,464,500
	Edison Mission Energy, Senior Notes:
2,890,000	7.750% due 6/15/16	2,788,850
2,750,000	7.200% due 5/15/19	2,509,375
4,605,000	7.625% due 5/15/27	3,764,587
38,700,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	22,639,500
2,143,448	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	1,988,048
3,420,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,317,400
	NRG Energy Inc., Senior Notes:
2,750,000	7.250% due 2/1/14	2,633,125
1,190,000	7.375% due 1/15/17	1,118,600
	Total Independent Power Producers & Energy Traders	55,273,160
	TOTAL UTILITIES	65,141,500
	TOTAL CORPORATE BONDS & NOTES (Cost — $945,802,542)	613,442,674
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
3,698,937	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(g) (Cost - $3,942,677)	0
CONVERTIBLE BONDS & NOTES — 0.7%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
5,980,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	2,728,375
INDUSTRIALS — 0.3%
Airlines — 0.0%
330,445	Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10	313,923

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†		Security	Value
Marine — 0.3%
3,895,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$1,889,075
		TOTAL INDUSTRIALS	2,202,998
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $6,972,175)	4,931,373
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
2,603,373		Countrywide Home Loan Mortgage Pass-Through Trust, 3.533% due 4/20/35 (e)(g) (Cost - $1,576,856)	1,255,011
SOVEREIGN BONDS — 3.2%
Argentina — 0.1%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (c)(g)	188,233
300,000	EUR	9.000% due 6/20/03 (c)(g)	40,336
250,000	EUR	10.250% due 1/26/07 (c)(g)	33,613
275,000	EUR	8.000% due 2/26/08 (c)(g)	36,974
665,000		Bonds, 7.000% due 9/12/13 (g)	244,443
97,000	EUR	GDP Linked Securities, 1.262% due 12/15/35 (e)(g)	2,981
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (c)(g)	157,982
600,000	EUR	8.125% due 10/4/04 (c)(g)	80,671
525,000	EUR	9.000% due 5/24/05 (a)(c)(g)	70,588
		Total Argentina	855,821
Brazil — 1.2%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	426
12,268,000	BRL	10.000% due 7/1/10	5,206,017
7,743,000	BRL	10.000% due 1/1/12	3,174,350
		Total Brazil	8,380,793
Indonesia — 0.4%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	854,480
8,077,000,000	IDR	11.000% due 9/15/25	652,312
6,948,000,000	IDR	10.250% due 7/15/27	523,814
8,327,000,000	IDR	9.750% due 5/15/37	582,251
		Total Indonesia	2,612,857
Panama — 0.6%
		Republic of Panama:
1,097,000		9.375% due 4/1/29 (h)	1,236,868
3,370,000		6.700% due 1/26/36 (h)	3,066,700
		Total Panama	4,303,568
Russia — 0.1%
343,980		Russian Federation, 7.500% due 3/31/30 (a)	321,583
Turkey — 0.7%
		Republic of Turkey:
490,000		7.000% due 6/5/20 (h)	438,550
1,175,000		11.875% due 1/15/30 (h)	1,655,575
594,000		Bonds, 7.000% due 9/26/16 (h)	579,150
2,784,000		Notes, 6.875% due 3/17/36 (h)	2,213,280
		Total Turkey	4,886,555

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†	Security	Value
Venezuela — 0.1%
1,164,000	Bolivarian Republic of Venezuela, Collective Action Securities, 9.375% due 1/13/34 (h)	$552,900
	TOTAL SOVEREIGN BONDS (Cost — $28,034,193)	21,914,077
COLLATERALIZED SENIOR LOANS — 2.0%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
2,000,000	Idearc Inc., Term Loan B, Senior Notes, 3.460% due 11/1/14 (e)	694,500
3,000,000	Newsday LLC, 9.750% due 7/15/13 (e)	2,670,000
	TOTAL CONSUMER DISCRETIONARY	3,364,500
ENERGY — 1.0%
Energy Equipment & Services — 0.7%
5,419,573	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	4,308,561
Oil, Gas & Consumable Fuels — 0.3%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 3.461% due 3/30/14 (e)	167,069
2,016,411	Term Loan, 4.459% due 3/30/14 (e)	1,204,805
3,000,000	Stallion Oilfield Services, Term Loan, 8.506% due 7/31/12 (e)	900,000
	Total Oil, Gas & Consumable Fuels	2,271,874
	TOTAL ENERGY	6,580,435
INDUSTRIALS — 0.1%
Trading Companies & Distributors — 0.1%
2,356,739	Penhall International Corp., Term Loan, 12.288% due 4/1/12 (e)	824,858
MATERIALS — 0.4%
Chemicals — 0.0%
700,000	Lyondell Chemical Co., Term Loan B2, 0.000% due 12/20/14	257,600
Containers & Packaging — 0.3%
6,368,856	Berry Plastics Corp., Senior Term Loan, 11.334% due 6/15/14 (e)	955,328
990,405	Graphic Packaging, Term Loan B, 3.435% due 5/3/14 (e)	818,570
	Total Containers & Packaging	1,773,898
Paper & Forest Products — 0.1%
1,149,279	Verso Paper Holdings LLC, 9.033% due 2/1/13 (e)	430,980
	TOTAL MATERIALS	2,462,478
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $25,298,393)	13,232,271
Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
18,861	Mattress Holding Corp. (d)(g)*	0
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (d)(g)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (d)(g)*	0
	TOTAL COMMON STOCKS (Cost — $20,183)	0

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
6,812	Bank of America Corp., 7.250% due 12/31/49	$3,436,654
56,400	Citigroup Inc., 6.500% due 12/31/49	860,100
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $9,399,053)	4,296,754
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
$2,025,000	Pillowtex Corp., 9.000% due 12/15/49 (c)(d)(g) (Cost - $0)	0
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
101,500	Corts-Ford Motor Co., 7.400%	516,635
1,800	Corts-Ford Motor Co., 8.000%	8,730
2,700	Ford Motor Co., Series F, 7.550%	13,230
	Total Automobiles	538,595
Media — 0.0%
7	ION Media Networks Inc., Series B, 12.000% (d)(g)*	0
	TOTAL CONSUMER DISCRETIONARY	538,595
FINANCIALS — 0.2%
Consumer Finance — 0.1%
2,521	Preferred Blocker Inc., 7.000% (a)	629,305
Diversified Financial Services — 0.1%
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, 8.250%	42,640
12,600	Preferred Plus, Trust, Series FRD-1, 7.400%	58,023
69,100	Saturns, Series F 2003-5, 8.125%	345,500
17,552	TCR Holdings Corp., Class B Shares, 0.000% (d)(g)*	0
9,654	TCR Holdings Corp., Class C Shares, 0.000% (d)(g)*	0
25,451	TCR Holdings Corp., Class D Shares, 0.000% (d)(g)*	0
52,657	TCR Holdings Corp., Class E Shares, 0.000% (d)(g)*	0
	Total Diversified Financial Services	446,163
Thrifts & Mortgage Finance — 0.0%
84,700	Federal National Mortgage Association (FNMA), 8.250% (j)	93,170
	TOTAL FINANCIALS	1,168,638
	TOTAL PREFERRED STOCKS (Cost — $6,244,522)	1,707,233

Warrants
WARRANTS — 0.0%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(g)	323,750
325	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(g)*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(g)*	0
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(d)(g)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(g)*	0
	TOTAL WARRANTS (Cost — $60,715)	323,750
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,027,351,309)	661,103,143

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS — 2.4%
Sovereign Bonds — 0.0%
800,000	MYR	Bank Negara Malaysia Monetary Notes, zero coupon bond to yield 3.440% due 2/17/09 (Cost - $239,522)	$221,447
Repurchase Agreement — 2.4%
16,114,000		Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity - $16,114,295; (Fully collateralized by various U.S. government agency obligations, 5.000% due 12/14/18; Market value - $16,550,768) (Cost - $16,114,000)	16,114,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $16,353,522)	16,335,447
		TOTAL INVESTMENTS — 100.0% (Cost — $1,043,704,831#)	$677,438,590

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(f)	Subsequent to January 31, 2009, this security is in default as of February 1, 2009.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(i)	Security has no maturity date. The date shown represents the next call date.
(j)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EUR	- Euro
	GDP	- Gross Domestic Product
	GMAC	- General Motors Acceptance Corp.
	IDR	- Indonesian Rupiah
	MYR	- Malaysian Ringgit
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$677,438,590	$6,003,987	$669,309,731	$2,124,872

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 31, 2008	$116
Accrued premiums/discounts	—
Realized gain (loss)	(10,857,458)
Change in unrealized appreciation/(depreciation)	10,766,686
Net purchases	285,956
Acquired in connection with merger	750,001
Transfers in and/or out of Level 3	1,179,571
Balance as of January 31, 2009	$2,124,872

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,299,719
Gross unrealized depreciation	(374,565,960)
Net unrealized depreciation	$(366,266,241)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2009 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$69,813,288	3.034%	$98,508,317

* Average based on number of days the Fund had reverse repurchase agreements outstanding.

Notes to Schedule of Investments (unaudited) (continued)

Interest rates on reverse repurchase agreements ranged from 0.350% to 7.000% during the period ended January 31, 2009. Interest expense incurred on reverse repurchase agreements totaled $1,624,003.

At January 31, 2009, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$1,292,803	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at $1,306,162 on 2/11/09, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market Value (including accrued interest) $2,098,649	$1,292,803

1,626,152	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market Value (including accrued interest) $3,495,205	1,626,152

789,950	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29; Market Value (including accrued interest) $1,271,902	789,950

4,195,923	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at $4,245,342 on 2/24/09, collateralized by: $14,185,000 True Move Co., Ltd., 10.750% due 12/16/13; Market Value (including accrued interest) $5,804,159	4,195,923

634,869	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market Value (including accrued interest) $1,406,256	634,869

432,193	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $1,164,000 Republic of Venezuela, 9.375% due 1/13/34; Market Value (including accrued interest) $558,929	432,193

1,351,100	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at $1,365,061 on 2/11/09, collateralized by: $2,360,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market Value (including accrued interest) $2,112,447	1,351,100

808,400	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 LUKOIL International Finance BV, 6.356% due 6/7/17; Market Value (including accrued interest) $1,315,719	808,400

1,540,944	Reverse Repurchase Agreement with Credit Suisse, dated 12/1/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $2,784,000 2,286,245 Republic of Turkey, 6.875% due 3/17/36; Market Value (including accrued interest) $2,286,245	1,540,944

2,107,878	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 2.000% to be repurchased at an amount an date to be determined, collateralized by: $4,740,000 Axtel SAB de CV, 7.625% due 2/1/17; Market Value (including accrued interest) $3,275,561	2,107,878

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,199,279	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $4,490,000 HSBK Europe BV, 7.250% due 5/3/17; Market Value (including accrued interest) $2,618,681	$1,199,279

2,215,775	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $3,370,000 Republic of Panama, 6.700% due 1/26/36; Market Value (including accrued interest) $3,071,066	2,215,775

3,123,625	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 2.000% to be repurchased at $3,132,128 on 2/6/09, collateralized by: $5,001,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market Value (including accrued interest) $4,038,434	3,123,625

587,070	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 2.000% to be repurchased at an amount and date to be determined, collateralized by: $1,204,000 RSHB Capital, 7.175% due 5/16/13; Market Value (including accrued interest) $987,834	587,070

701,195	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 3.000% to be repurchased at $705,461 on 3/2/09, collateralized by: $3,025,000 TuranAlem Finance BV, 8.250% due 1/22/37; Market Value (including accrued interest) $1,323,458	701,195

4,295,509	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 4.000% to be repurchased at $4,318,896 on 2/6/09, collateralized by: $7,415,000 Kansas City Southern de Mexico, 9.375% due 5/1/12; Market Value (including accrued interest) $7,278,452	4,295,509

549,670	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 4.000% to be repurchased at $552,663 on 2/6/09, collateralized by: $1,100,000 Kansas City Southern de Mexico, 7.625% due 12/1/13; Market Value (including accrued interest) $944,017	549,670

1,335,505	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 2.000% to be repurchased at an amount and date to be determined, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) $1,662,513	1,335,505

245,523	Reverse Repurchase Agreement with Credit Suisse, dated 12/19/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $1,059,000 TuranAlem Finance BV, 8.250% due 1/22/37; Market Value (including accrued interest) $480,073	245,523

451,013	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 RSHB Capital, 6.299% due 5/15/17; Market Value (including accrued interest) $679,152	451,013

607,200	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to determined, collateralized by: $1,320,000 RSHB Capital, 7.125% due 1/14/14; Market Value (including accrued interest) $1,014,736	607,200

312,130	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market Value (including accrued interest) $444,110	312,130

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$752,424	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at $762,864 on 2/9/09, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market Value (including accrued interest) $1,318,562	$752,424

1,611,124	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at $1,632,673 on 2/5/09, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market Value (including accrued interest) $2,867,667	1,611,124

198,875	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/21/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17; Market Value (including accrued interest) $256,534	198,875

1,869,930	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 4.500% to be repurchased at $1,893,538 on 2/5/09, collateralized by: $5,260,000 AFT Capital BV, 9.250% due 2/21/14; Market Value (including accrued interest) $3,663,454	1,869,930

1,540,800	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 4.500% to be repurchased at $1,560,253 on 2/5/09, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market Value (including accrued interest) $2,844,969	1,540,800

399,090	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at $403,979 on 2/5/09, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market Value (including accrued interest) $1,032,905	399,090

1,054,684	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at $1,067,604 on 2/5/09, collateralized by: $2,419,000 Globo Communicacoes e Participacoes SA, 7.250% due 4/26/22; Market Value (including accrued interest) $2,309,464	1,054,684

634,920	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/08 bearing 4.500% to be repurchased at $642,698 on 2/5/09, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market Value (including accrued interest) $1,417,872	634,920

366,288	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market Value (including accrued interest) $683,690	366,288

807,300	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.500% to be repurchased at $817,089 on 2/5/09, collateralized by: $2,070,000 KazMunaiGaz Finance Sub BV, 8.375% due 7/2/13; Market Value (including accrued interest) $1,701,896	807,300

354,618	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market Value (including accrued interest) $593,967	354,618

	Total Reverse Repurchase Agreements (Proceeds – $39,993,759)	$39,993,759

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 26, 2009